Commitments and Contingencies (Details) $ in Thousands		9 Months Ended		12 Months Ended
	Dec. 11, 2015 plaintiff	Sep. 28, 2017 USD ($)	Sep. 29, 2016 USD ($)	Dec. 29, 2016 USD ($) item	Dec. 31, 2015 USD ($)	Dec. 25, 2014 USD ($)	Jun. 30, 2016 USD ($)
Future minimum lease payments under non cancelable operating leases
2017				$ 63,340
2018		$ 81,967		71,913
2019		92,825		73,580
2020		91,135		71,598
2021		87,128		67,875
Thereafter		564,361		369,231
Total minimum lease payments		935,516		717,537
Lease expense		$ 51,956	$ 39,211	53,899	$ 41,756	$ 29,774
Litigation
Number of plaintiffs | plaintiff	6
Estimable and probable loss accrued							$ 14,000
Receivables to offset to litigation settlement expense				$ 3,500
Number of members excluded from the settlement | item				7